General, Description of Business, and Basis of Presentation General, Description of Business, and Basis of Presentation Details 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combination, Consideration Transferred [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	$ 6	$ 2,049	$ 41
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current	39	39
Regulatory Assets, Noncurrent	353	366
Total regulatory assets	392	405
Regulatory Liability, Current	19	15
Regulatory Liability, Noncurrent	329	250
Total regulatory liabilities	348	265
Common Management Transaction [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 131